PRINCIPAL NATIONAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED DECEMBER 15, 2021
TO THE PROSPECTUS DATED MAY 1, 2021 AS AMENDED DECEMBER 15, 2021
FOR PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IV

This supplement updates information in the prospectus for Principal Variable Universal Life IV (the “Policy”) issued by Principal National Life Insurance Company through the Principal National Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

SUMMARY: FEE TABLES

In the first table, first column, fifth row ("Surrender Charge"), rename the first line "Surrender Charge - for Policy Dates before December 15, 2021". After the fifth row, add the following new row:

Surrender Charge -for Policy Dates on or after December 15, 2021* (full surrender of Policy)	from surrender proceeds
Maximum		$57.54 per $1,000 of Face Amount
Minimum		$12.48 per $1,000 of Face Amount
Current Charge for Representative Insured(1)		$23.76 per $1,000 of Face Amount
Add “For Policy Dates before December 15, 2021” to the heading of the second table (entitled "Periodic Charges Other than Underlying Mutual Fund Operating Expenses").

After the second table, add the following:

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
For Policy Dates on or after December 15, 2021*
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00565 per $1,000 of Net Amount at Risk
Current Charge for Representative Insured(1)		$0.05200 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge	monthly
Maximum		$1.11925 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Current Charge for Representative Insured(1)		$0.22925 per $1,000 of Face Amount
Net Policy Loan Charge(4)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(5)
Current		1.50% of Loan Indebtedness per year(5)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(5)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Current Charge for Representative Insured(1)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured(1)		$0.40 per $100 of Planned Periodic Premium

Add the following footnote to the fee tables:

*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before December 15, 2021, regardless of Policy Date.

GLOSSARY

Delete the definition of No-Lapse Guarantee Monthly Premium, and replace with the following:

No-Lapse Guarantee Monthly Premium - a premium which is required to be paid to guarantee the Policy will not terminate during the No-Lapse Guarantee Period.
No-Lapse Guarantee Period - the period for which the Policy is guaranteed not to terminate if the No-Lapse Guarantee Monthly Premium is paid.

For Policy Dates before December 15, 2021, the No-Lapse Guarantee Period is the first ten Policy Years.

For Policy Dates on or after December 15, 2021*, the No-Lapse Guarantee Period varies based on the Insured's age, as follows:

Insured's Age on Policy Date	No-Lapse Guarantee Period
0-75 years	first 10 Policy Years
76 years	first 9 Policy Years
77 years	first 8 Policy Years
78 years	first 7 Policy Years
79 years	first 6 Policy Years
80+ years	first 5 Policy Years
*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before December 15, 2021, regardless of Policy Date.

CORPORATION ORGANIZATION AND OPERATION

Under The Fixed Account and Fixed DCA Account, delete the third paragraph and replace with the following:

We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at the following effective annual rates, compounded annually. We may, in Our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
•2%, for Policy Dates before December 15, 2021.
•1% for Policy Dates on or after December 15, 2021 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).

CHARGES AND DEDUCTIONS

Under Monthly Policy Charge, delete the first paragraph under Cost of Insurance Charge, and replace with the following:

This charge compensates Us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s Gender, issue age, tobacco status, and risk classification, and (ii) Our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00565 per $1,000 net amount at risk to a maximum of $83.33333 per $1,000 net amount at risk.

Under Monthly Policy Charge, delete the last sentence of the first paragraph under Monthly Policy Issue Charge, and replace with the following:

For Policy Dates before December 15, 2021, the Monthly Policy Issue Charge ranges from a minimum of $0.04 to a maximum of $1.01 per $1,000 Face Amount. For Policy Dates on or after December 15, 2021, the Monthly Policy Issue Charge ranges from a minimum of $0.06737 to a maximum of $1.11925 per $1,000 Face Amount. (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date). This charge applies in all years, but may decrease beginning in Policy Year 11.

PREMIUMS

Under Premiums Affecting Guarantee Provisions - No-Lapse Guarantee, in the first and fourth paragraphs, delete "first ten Policy Years," and replace with "No-Lapse Guarantee Period."

Under Premiums Affecting Guarantee Provisions - Death Benefit Guarantee, in the first paragraph, delete "ten year period provided by the no-lapse guarantee provision" and replace with "No-Lapse Guarantee Period."

Add "For Policy Dates Before December 15, 2021" to the Example heading. Add the following after the Example:

Example (For Policy Dates on or after December 15, 2021)*
If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:

	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$7.21	$150.21

*In states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date.

DEATH BENEFITS AND POLICY VALUES

Under Death Benefit Options, delete the final paragraph of the Example under Death Benefit Option 3 and replace with the following:

For Policy Dates before December 15, 2021, if the Definition of Life Insurance Test was the Cash Value     Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.
For Policy Dates on or after December 15, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).
Under IRS Definition of Life Insurance, delete the tenth and eleventh paragraphs (which begin with “The example below is based…” and "Here's the same example..." respectively), and replace with the following:

For Policy Dates before December 15, 2021
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $94,720 (assuming an applicable percentage of 379%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,835.11
Cash Value Accumulation Test	$100,000	$94,720	$74,835.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$284,160 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,984.12
Cash Value Accumulation Test	$100,000	$284,160	$208,691.46

For Policy Dates on or after December 15, 2021 (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $50,398 (assuming an applicable percentage of 201.591%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,917.11
Cash Value Accumulation Test	$100,000	$50,398	$74,917.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$151,193 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$86,116.35
Cash Value Accumulation Test	$100,000	$151,193	$76,067.93
Under Adjustment Options - Increase in Face Amount, delete the first paragraph and replace with the following:

You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.

LOANS

Under Policy Loans, delete the second paragraph and replace with the following:

You are charged interest on any Loan Indebtedness as follows:
•For Policy Dates before December 15, 2021, during the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after December 15, 2021, during the first ten policy years, the interest rate is 3.50% per year. After policy year ten, the interest rate is 2.00% per year (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date).

Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from Your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.

Under Loan Account, delete the second paragraph and replace with the following:

Your loan account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the Policy Year. Once credited, interest is nonforfeitable.
•For Policy Dates before December 15, 2021, 4.00% of the amount in the Loan Account per year
•For Policy Dates on or after December 15, 2021, 2.00% of the amount in the Loan Account per year (in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

POLICY TERMINATION AND REINSTATEMENT

Throughout the section, delete "first 10 Policy Years" and replace with "No-Lapse Guarantee Period."

In the second paragraph under No-Lapse Guarantee Test, delete "tenth Policy Year," and replace with "No-Lapse Guarantee Period."

Under Reinstatement, in the fourth paragraph under Minimum Required Premium, delete "During Policy Years 11 and later" and replace with "After the No-Lapse Guarantee Period."

APPENDIX A

In Appendix A, delete the current heading and replace with the following:

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates before December 15, 2021

In Appendix A, add the following tables to the end of the section:

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

Issue Age	Male	Female	Unisex
0	12.95	12.48	12.86
1	13.06	12.56	12.96
2	13.17	12.66	13.07
3	13.30	12.76	13.19
4	13.43	12.87	13.32
5	13.56	12.99	13.45
6	13.71	13.10	13.59
7	13.85	13.23	13.73
8	14.01	13.36	13.88
9	14.17	13.49	14.04
10	14.34	13.63	14.20
11	14.52	13.78	14.38
12	14.71	13.93	14.55
13	14.90	14.09	14.74
14	15.10	14.26	14.94
15	15.31	14.43	15.14
16	15.52	14.61	15.34
17	15.73	14.79	15.55
18	15.95	14.98	15.76
19	16.16	15.17	15.97
20	16.38	15.37	16.19
21	16.62	15.59	16.42
22	16.86	15.81	16.65
23	17.11	16.04	16.90
24	17.37	16.29	17.16
25	17.65	16.54	17.43
26	17.93	16.81	17.71
27	18.23	17.08	18.01
28	18.55	17.37	18.32
29	18.88	17.68	18.65
30	19.23	18.00	18.99
31	19.60	18.33	19.35
32	19.99	18.68	19.73
33	20.39	19.05	20.13
34	20.81	19.43	20.55
35	21.25	19.83	20.98
36	21.72	20.25	21.43
37	22.19	20.69	21.90

38	22.69	21.14	22.39
39	23.22	21.61	22.91
40	23.76	22.11	23.44
41	24.32	22.63	24.00
42	24.92	23.18	24.58
43	25.53	23.75	25.19
44	26.18	24.36	25.83
45	26.87	25.01	26.51
46	27.60	25.69	27.23
47	28.37	26.41	27.99
48	29.19	27.16	28.80
49	30.06	27.96	29.65
50	30.98	28.81	30.56
51	31.97	29.70	31.53
52	33.01	30.64	32.56
53	34.12	31.64	33.64
54	35.30	32.70	34.80
55	36.56	33.82	36.03
56	37.90	35.01	37.34
57	39.32	36.27	38.73
58	40.84	37.61	40.21
59	42.45	39.03	41.79
60	44.17	40.55	43.47
61	46.01	42.16	45.26
62	47.97	43.88	47.17
63	50.05	45.71	49.21
64	52.27	47.66	51.38
65	54.64	49.74	53.69
66	57.17	51.96	56.16
67	57.52	54.33	57.54
68	57.44	56.86	57.47
69	57.35	57.52	57.39
70	57.27	57.45	57.30
71	57.19	57.37	57.22
72	57.11	57.29	57.14
73	57.03	57.20	57.07
74	56.96	57.11	56.99
75	56.88	57.02	56.91
76	56.80	56.92	56.82
77	56.70	56.82	56.72
78	56.59	56.72	56.62
79	56.48	56.62	56.51
80	56.37	56.51	56.40
81	56.26	56.42	56.29
82	56.14	56.33	56.18
83	56.06	56.25	56.10
84	55.99	56.18	56.03
85	55.95	56.13	55.99

APPENDIX B

In Appendix B, delete the current heading and replace with the following:

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates before December 15, 2021

In Appendix B, add the following tables to the end of the section:

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)
Male
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
2	100.0%	98.9%	97.8%	96.8%	95.7%	80.4%	65.5%	50.8%	32.9%	9.5%	0.0%
3	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.4%	50.7%	32.8%	9.5%	0.0%
4	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.3%	50.6%	32.7%	9.4%	0.0%
6	100.0%	98.8%	97.6%	96.5%	95.4%	80.1%	65.1%	50.5%	32.7%	9.4%	0.0%
7	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.4%	95.2%	80.0%	65.0%	50.4%	32.6%	9.4%	0.0%
9	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
10	100.0%	98.8%	97.5%	96.3%	95.1%	79.8%	64.9%	50.3%	32.5%	9.4%	0.0%
11	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.4%	96.2%	94.9%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.5%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.1%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.6%	97.1%	95.7%	94.4%	79.0%	64.1%	49.5%	31.9%	9.2%	0.0%
22	100.0%	98.5%	97.1%	95.7%	94.3%	78.9%	63.9%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.8%	49.3%	31.7%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
25	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.0%	0.0%
26	100.0%	98.4%	96.9%	95.3%	93.8%	78.4%	63.4%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.2%	63.3%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.2%	48.7%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.6%	31.2%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.2%	8.9%	0.0%
31	100.0%	98.2%	96.5%	94.8%	93.1%	77.7%	62.8%	48.4%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.4%	94.7%	93.0%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.2%	96.3%	94.6%	92.7%	77.3%	62.4%	48.0%	30.8%	8.8%	0.0%

35	100.0%	98.1%	96.3%	94.4%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.3%	92.4%	77.0%	62.1%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.1%	92.2%	76.8%	61.8%	47.5%	30.4%	8.7%	0.0%
39	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.5%	47.1%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	46.9%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.7%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.5%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.5%	46.3%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.3%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.8%	90.5%	74.9%	60.0%	45.8%	29.1%	8.2%	0.0%
47	100.0%	97.5%	95.1%	92.7%	90.2%	74.6%	59.7%	45.6%	29.0%	8.2%	0.0%
48	100.0%	97.4%	94.9%	92.4%	89.9%	74.3%	59.5%	45.3%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.8%	92.2%	89.7%	74.1%	59.2%	45.1%	28.6%	8.1%	0.0%
50	100.0%	97.3%	94.7%	92.0%	89.4%	73.8%	58.9%	44.8%	28.4%	8.0%	0.0%
51	100.0%	97.2%	94.5%	91.8%	89.1%	73.5%	58.6%	44.6%	28.2%	7.9%	0.0%
52	100.0%	97.2%	94.4%	91.6%	88.8%	73.2%	58.3%	44.3%	28.0%	7.9%	0.0%
53	100.0%	97.1%	94.2%	91.4%	88.5%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.1%	88.2%	72.5%	57.7%	43.8%	27.6%	7.8%	0.0%
55	100.0%	96.9%	93.9%	90.9%	87.9%	72.2%	57.4%	43.5%	27.4%	7.7%	0.0%
56	100.0%	96.8%	93.7%	90.6%	87.5%	71.9%	57.1%	43.2%	27.2%	7.6%	0.0%
57	100.0%	96.7%	93.5%	90.4%	87.2%	71.5%	56.7%	42.9%	27.0%	7.6%	0.0%
58	100.0%	96.6%	93.4%	90.1%	86.9%	71.2%	56.4%	42.6%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.5%	70.8%	56.1%	42.3%	26.5%	7.4%	0.0%
60	100.0%	96.5%	93.0%	89.6%	86.2%	70.5%	55.7%	42.0%	26.3%	7.3%	0.0%
61	100.0%	96.4%	92.8%	89.3%	85.8%	70.1%	55.3%	41.6%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.6%	89.0%	85.5%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
63	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
64	100.0%	96.1%	92.2%	88.4%	84.7%	68.8%	54.1%	40.5%	25.3%	7.0%	0.0%
65	100.0%	96.0%	92.0%	88.1%	84.2%	68.4%	53.7%	40.1%	25.0%	6.9%	0.0%
66	100.0%	95.8%	91.7%	87.7%	83.7%	67.9%	53.2%	39.8%	24.7%	6.8%	0.0%
67	100.0%	95.7%	91.5%	87.3%	83.2%	67.4%	52.8%	39.4%	24.4%	6.7%	0.0%
68	100.0%	95.5%	91.2%	86.9%	82.8%	66.9%	52.3%	39.0%	24.2%	6.7%	0.0%
69	100.0%	95.4%	91.0%	86.6%	82.3%	66.5%	51.9%	38.6%	23.9%	6.6%	0.0%
70	100.0%	95.3%	90.7%	86.2%	81.9%	66.0%	51.5%	38.2%	23.6%	6.5%	0.0%
71	100.0%	95.1%	90.5%	85.9%	81.4%	65.6%	51.0%	37.8%	23.3%	6.4%	0.0%
72	100.0%	95.0%	90.2%	85.5%	81.0%	65.1%	50.6%	37.4%	23.0%	6.3%	0.0%
73	100.0%	94.9%	90.0%	85.2%	80.5%	64.6%	50.1%	37.0%	22.7%	6.2%	0.0%
74	100.0%	94.8%	89.7%	84.8%	80.0%	64.0%	49.6%	36.5%	22.4%	6.1%	0.0%
75	100.0%	94.6%	89.4%	84.4%	79.4%	63.5%	49.0%	36.0%	22.0%	6.0%	0.0%
76	100.0%	94.5%	89.1%	83.9%	78.8%	62.9%	48.4%	35.6%	21.7%	5.9%	0.0%
77	100.0%	94.3%	88.8%	83.4%	78.2%	62.2%	47.9%	35.1%	21.4%	5.8%	0.0%
78	100.0%	94.1%	88.4%	82.9%	77.6%	61.7%	47.4%	34.7%	21.2%	5.8%	0.0%
79	100.0%	93.9%	88.1%	82.4%	77.0%	61.1%	46.9%	34.4%	21.0%	5.7%	0.0%
80	100.0%	93.7%	87.7%	81.9%	76.5%	60.7%	46.6%	34.2%	20.9%	5.7%	0.0%
81	100.0%	93.5%	87.4%	81.6%	76.1%	60.3%	46.4%	34.1%	20.9%	5.7%	0.0%
82	100.0%	93.4%	87.2%	81.3%	75.8%	60.2%	46.4%	34.1%	21.0%	5.8%	0.0%
83	100.0%	93.3%	87.0%	81.1%	75.7%	60.2%	46.5%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.2%	86.9%	81.2%	75.9%	60.5%	46.8%	34.7%	21.5%	5.9%	0.0%
85	100.0%	93.2%	87.0%	81.4%	76.3%	61.0%	47.4%	35.2%	21.8%	6.0%	0.0%

Female
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.0%	97.9%	97.0%	96.0%	80.8%	65.8%	51.1%	33.1%	9.5%	0.0%
1	100.0%	99.0%	98.0%	97.0%	96.0%	80.7%	65.8%	51.1%	33.1%	9.5%	0.0%
2	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.7%	51.0%	33.0%	9.5%	0.0%
3	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
4	100.0%	98.9%	97.9%	96.8%	95.8%	80.5%	65.5%	50.9%	32.9%	9.5%	0.0%
5	100.0%	98.9%	97.8%	96.7%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
6	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.4%	50.8%	32.8%	9.5%	0.0%
7	100.0%	98.8%	97.8%	96.6%	95.5%	80.2%	65.3%	50.7%	32.8%	9.4%	0.0%
8	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.2%	50.6%	32.7%	9.4%	0.0%
9	100.0%	98.8%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
10	100.0%	98.8%	97.7%	96.5%	95.3%	80.1%	65.1%	50.5%	32.6%	9.4%	0.0%
11	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
12	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
13	100.0%	98.7%	97.5%	96.3%	95.1%	79.9%	64.9%	50.3%	32.5%	9.4%	0.0%
14	100.0%	98.7%	97.5%	96.3%	95.0%	79.8%	64.8%	50.3%	32.4%	9.3%	0.0%
15	100.0%	98.7%	97.5%	96.3%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.7%	79.4%	64.4%	49.9%	32.2%	9.3%	0.0%
19	100.0%	98.6%	97.3%	96.0%	94.7%	79.3%	64.4%	49.9%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
21	100.0%	98.5%	97.2%	95.8%	94.4%	79.1%	64.2%	49.6%	32.0%	9.2%	0.0%
22	100.0%	98.6%	97.2%	95.8%	94.4%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
23	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.1%	95.6%	94.1%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.1%	0.0%
27	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
28	100.0%	98.4%	96.8%	95.3%	93.7%	78.3%	63.4%	49.0%	31.5%	9.0%	0.0%
29	100.0%	98.4%	96.8%	95.1%	93.6%	78.2%	63.3%	48.8%	31.4%	9.0%	0.0%
30	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.1%	48.7%	31.3%	9.0%	0.0%
31	100.0%	98.3%	96.7%	95.0%	93.3%	78.0%	63.0%	48.6%	31.2%	8.9%	0.0%
32	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.1%	8.9%	0.0%
33	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
34	100.0%	98.2%	96.5%	94.7%	93.0%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
35	100.0%	98.2%	96.4%	94.6%	92.8%	77.4%	62.5%	48.1%	30.8%	8.8%	0.0%
36	100.0%	98.1%	96.3%	94.5%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.5%	77.0%	62.2%	47.8%	30.6%	8.7%	0.0%
38	100.0%	98.1%	96.2%	94.3%	92.3%	76.9%	62.0%	47.6%	30.5%	8.7%	0.0%
39	100.0%	98.1%	96.1%	94.2%	92.2%	76.7%	61.8%	47.5%	30.4%	8.6%	0.0%
40	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
41	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.4%	47.1%	30.1%	8.6%	0.0%
42	100.0%	97.9%	95.8%	93.7%	91.6%	76.1%	61.2%	46.9%	30.0%	8.5%	0.0%
43	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
44	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
45	100.0%	97.7%	95.5%	93.2%	91.0%	75.4%	60.6%	46.4%	29.5%	8.4%	0.0%
46	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%

47	100.0%	97.6%	95.3%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
48	100.0%	97.6%	95.2%	92.7%	90.3%	74.8%	59.9%	45.7%	29.1%	8.2%	0.0%
49	100.0%	97.5%	95.0%	92.5%	90.1%	74.5%	59.6%	45.5%	28.9%	8.2%	0.0%
50	100.0%	97.4%	94.9%	92.3%	89.8%	74.2%	59.4%	45.3%	28.7%	8.1%	0.0%
51	100.0%	97.4%	94.8%	92.2%	89.6%	74.0%	59.1%	45.0%	28.5%	8.1%	0.0%
52	100.0%	97.3%	94.6%	92.0%	89.3%	73.7%	58.8%	44.8%	28.4%	8.0%	0.0%
53	100.0%	97.2%	94.5%	91.8%	89.0%	73.4%	58.5%	44.5%	28.2%	7.9%	0.0%
54	100.0%	97.1%	94.3%	91.5%	88.7%	73.1%	58.2%	44.3%	28.0%	7.9%	0.0%
55	100.0%	97.1%	94.2%	91.3%	88.4%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
56	100.0%	97.0%	94.0%	91.1%	88.1%	72.5%	57.6%	43.7%	27.6%	7.7%	0.0%
57	100.0%	96.9%	93.9%	90.8%	87.8%	72.2%	57.3%	43.4%	27.4%	7.7%	0.0%
58	100.0%	96.8%	93.7%	90.6%	87.5%	71.8%	57.0%	43.2%	27.2%	7.6%	0.0%
59	100.0%	96.7%	93.5%	90.3%	87.2%	71.5%	56.7%	42.9%	27.0%	7.5%	0.0%
60	100.0%	96.6%	93.3%	90.1%	86.9%	71.1%	56.4%	42.6%	26.7%	7.5%	0.0%
61	100.0%	96.6%	93.2%	89.8%	86.5%	70.8%	56.0%	42.3%	26.5%	7.4%	0.0%
62	100.0%	96.4%	93.0%	89.6%	86.2%	70.4%	55.7%	41.9%	26.3%	7.3%	0.0%
63	100.0%	96.4%	92.8%	89.3%	85.8%	70.0%	55.3%	41.6%	26.0%	7.3%	0.0%
64	100.0%	96.3%	92.6%	89.0%	85.4%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
65	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
66	100.0%	96.0%	92.2%	88.4%	84.6%	68.8%	54.1%	40.6%	25.3%	7.0%	0.0%
67	100.0%	95.9%	92.0%	88.1%	84.2%	68.4%	53.7%	40.2%	25.0%	6.9%	0.0%
68	100.0%	95.8%	91.8%	87.8%	83.8%	68.0%	53.3%	39.8%	24.7%	6.8%	0.0%
69	100.0%	95.7%	91.5%	87.4%	83.3%	67.5%	52.8%	39.4%	24.4%	6.7%	0.0%
70	100.0%	95.6%	91.3%	87.0%	82.8%	67.0%	52.3%	38.9%	24.1%	6.6%	0.0%
71	100.0%	95.5%	91.0%	86.6%	82.3%	66.4%	51.8%	38.5%	23.8%	6.5%	0.0%
72	100.0%	95.3%	90.7%	86.2%	81.8%	65.9%	51.3%	38.1%	23.5%	6.4%	0.0%
73	100.0%	95.2%	90.4%	85.8%	81.3%	65.4%	50.8%	37.6%	23.1%	6.3%	0.0%
74	100.0%	95.0%	90.1%	85.4%	80.7%	64.8%	50.3%	37.1%	22.8%	6.2%	0.0%
75	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.7%	22.5%	6.2%	0.0%
76	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.3%	22.2%	6.1%	0.0%
77	100.0%	94.5%	89.2%	84.0%	79.0%	63.1%	48.7%	35.9%	22.0%	6.0%	0.0%
78	100.0%	94.3%	88.9%	83.6%	78.5%	62.6%	48.3%	35.5%	21.7%	5.9%	0.0%
79	100.0%	94.2%	88.5%	83.1%	78.0%	62.1%	47.8%	35.2%	21.5%	5.9%	0.0%
80	100.0%	94.0%	88.3%	82.8%	77.5%	61.7%	47.5%	34.9%	21.4%	5.8%	0.0%
81	100.0%	93.9%	88.0%	82.4%	77.1%	61.3%	47.2%	34.7%	21.2%	5.8%	0.0%
82	100.0%	93.7%	87.8%	82.1%	76.8%	61.1%	47.0%	34.5%	21.2%	5.8%	0.0%
83	100.0%	93.6%	87.6%	81.9%	76.6%	60.9%	46.9%	34.5%	21.1%	5.8%	0.0%
84	100.0%	93.5%	87.5%	81.8%	76.5%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%
85	100.0%	93.5%	87.4%	81.7%	76.4%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%

Unisex
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.8%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	50.9%	32.9%	9.5%	0.0%
2	100.0%	99.0%	97.9%	96.8%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
3	100.0%	98.9%	97.8%	96.8%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
4	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.3%	50.7%	32.8%	9.5%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
6	100.0%	98.8%	97.7%	96.6%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
7	100.0%	98.9%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
9	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
10	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	64.9%	50.4%	32.6%	9.4%	0.0%
11	100.0%	98.7%	97.4%	96.3%	95.0%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.9%	50.3%	32.5%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.1%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.6%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.0%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.2%	95.8%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.5%	97.1%	95.7%	94.3%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
22	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.1%	78.7%	63.8%	49.3%	31.7%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.4%	93.9%	78.6%	63.6%	49.1%	31.6%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.3%	63.4%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.4%	96.7%	95.1%	93.5%	78.1%	63.2%	48.8%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.7%	31.3%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.3%	77.9%	63.0%	48.6%	31.2%	8.9%	0.0%
31	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.8%	48.5%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.1%	96.3%	94.5%	92.7%	77.3%	62.4%	48.1%	30.8%	8.8%	0.0%
35	100.0%	98.1%	96.3%	94.5%	92.7%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.4%	92.5%	77.1%	62.2%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.2%	92.2%	76.8%	61.9%	47.5%	30.4%	8.7%	0.0%
39	100.0%	97.9%	96.0%	94.0%	92.0%	76.6%	61.7%	47.3%	30.3%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.9%	76.4%	61.5%	47.2%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	47.0%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.3%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.6%	46.4%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
47	100.0%	97.6%	95.1%	92.7%	90.3%	74.7%	59.8%	45.7%	29.0%	8.2%	0.0%
48	100.0%	97.5%	95.0%	92.5%	90.0%	74.4%	59.5%	45.4%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.9%	92.3%	89.8%	74.1%	59.3%	45.2%	28.7%	8.1%	0.0%

50	100.0%	97.3%	94.7%	92.1%	89.5%	73.8%	59.0%	44.9%	28.5%	8.0%	0.0%
51	100.0%	97.3%	94.6%	91.9%	89.2%	73.6%	58.7%	44.7%	28.3%	8.0%	0.0%
52	100.0%	97.2%	94.4%	91.7%	88.9%	73.3%	58.4%	44.4%	28.1%	7.9%	0.0%
53	100.0%	97.1%	94.3%	91.4%	88.6%	72.9%	58.1%	44.1%	27.9%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.2%	88.3%	72.6%	57.8%	43.8%	27.7%	7.8%	0.0%
55	100.0%	97.0%	94.0%	91.0%	88.0%	72.3%	57.5%	43.6%	27.5%	7.7%	0.0%
56	100.0%	96.9%	93.8%	90.7%	87.7%	72.0%	57.2%	43.3%	27.3%	7.6%	0.0%
57	100.0%	96.8%	93.6%	90.5%	87.3%	71.6%	56.8%	43.0%	27.1%	7.6%	0.0%
58	100.0%	96.7%	93.4%	90.2%	87.0%	71.3%	56.5%	42.7%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.7%	70.9%	56.2%	42.4%	26.6%	7.4%	0.0%
60	100.0%	96.5%	93.1%	89.7%	86.3%	70.6%	55.8%	42.1%	26.4%	7.4%	0.0%
61	100.0%	96.4%	92.9%	89.4%	86.0%	70.2%	55.5%	41.8%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.7%	89.1%	85.6%	69.8%	55.1%	41.4%	25.9%	7.2%	0.0%
63	100.0%	96.2%	92.5%	88.8%	85.2%	69.4%	54.7%	41.0%	25.6%	7.1%	0.0%
64	100.0%	96.1%	92.3%	88.5%	84.8%	69.0%	54.3%	40.7%	25.4%	7.0%	0.0%
65	100.0%	96.0%	92.1%	88.2%	84.4%	68.5%	53.8%	40.3%	25.1%	7.0%	0.0%
66	100.0%	95.9%	91.8%	87.8%	83.9%	68.1%	53.4%	39.9%	24.8%	6.9%	0.0%
67	100.0%	95.7%	91.6%	87.5%	83.4%	67.6%	53.0%	39.5%	24.5%	6.8%	0.0%
68	100.0%	95.6%	91.3%	87.1%	83.0%	67.1%	52.5%	39.1%	24.3%	6.7%	0.0%
69	100.0%	95.5%	91.1%	86.7%	82.5%	66.6%	52.1%	38.8%	24.0%	6.6%	0.0%
70	100.0%	95.3%	90.8%	86.4%	82.1%	66.2%	51.6%	38.4%	23.7%	6.5%	0.0%
71	100.0%	95.2%	90.6%	86.0%	81.6%	65.7%	51.2%	38.0%	23.4%	6.4%	0.0%
72	100.0%	95.1%	90.3%	85.7%	81.2%	65.3%	50.7%	37.5%	23.1%	6.3%	0.0%
73	100.0%	94.9%	90.1%	85.3%	80.7%	64.7%	50.2%	37.1%	22.8%	6.2%	0.0%
74	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.6%	22.5%	6.1%	0.0%
75	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.2%	22.1%	6.0%	0.0%
76	100.0%	94.5%	89.2%	84.0%	79.0%	63.0%	48.6%	35.7%	21.8%	5.9%	0.0%
77	100.0%	94.3%	88.9%	83.5%	78.4%	62.4%	48.1%	35.3%	21.5%	5.9%	0.0%
78	100.0%	94.1%	88.5%	83.0%	77.7%	61.8%	47.6%	34.9%	21.3%	5.8%	0.0%
79	100.0%	94.0%	88.2%	82.6%	77.2%	61.3%	47.1%	34.6%	21.1%	5.8%	0.0%
80	100.0%	93.8%	87.8%	82.1%	76.7%	60.9%	46.8%	34.3%	21.0%	5.7%	0.0%
81	100.0%	93.6%	87.5%	81.7%	76.3%	60.6%	46.6%	34.2%	21.0%	5.7%	0.0%
82	100.0%	93.5%	87.3%	81.5%	76.0%	60.4%	46.5%	34.2%	21.1%	5.8%	0.0%
83	100.0%	93.3%	87.1%	81.3%	75.9%	60.4%	46.6%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.3%	87.1%	81.3%	76.0%	60.6%	46.9%	34.7%	21.4%	5.9%	0.0%
85	100.0%	93.3%	87.1%	81.5%	76.3%	61.0%	47.3%	35.1%	21.7%	6.0%	0.0%

APPENDIX C

In Appendix C, delete the current heading and replace with the following:

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates before December 15, 2021

In Appendix C, add the following tables to the end of the section:

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.85	3.85	3.85	43	17.93	16.26	17.60
1	3.85	3.85	3.85	44	18.69	16.99	18.35
2	3.85	3.85	3.85	45	19.45	17.72	19.10
3	3.85	3.85	3.85	46	20.31	18.52	19.96
4	3.85	3.85	3.85	47	21.18	19.32	20.81
5	3.85	3.85	3.85	48	22.04	20.13	21.66
6	3.85	3.85	3.85	49	22.91	20.93	22.51
7	3.85	3.85	3.85	50	23.77	21.73	23.36
8	3.85	3.85	3.85	51	24.63	22.53	24.21
9	3.85	3.85	3.85	52	25.50	23.33	25.07
10	3.85	3.85	3.85	53	26.36	24.14	25.92
11	4.16	4.15	4.15	54	27.23	24.94	26.77
12	4.46	4.45	4.46	55	28.09	25.74	27.62
13	4.77	4.75	4.76	56	29.09	26.34	28.54
14	5.07	5.05	5.07	57	30.08	26.95	29.46
15	5.38	5.36	5.37	58	31.08	27.55	30.37
16	5.68	5.66	5.68	59	32.08	28.15	31.29
17	5.99	5.96	5.98	60	33.08	28.76	32.21
18	6.29	6.26	6.28	61	34.07	29.36	33.13
19	6.60	6.56	6.59	62	35.07	29.96	34.05
20	6.90	6.86	6.89	63	36.07	30.56	34.97
21	6.93	6.89	6.92	64	37.06	31.17	35.88
22	6.96	6.93	6.95	65	38.06	31.77	36.80
23	6.99	6.96	6.98	66	38.53	32.39	37.30
24	7.02	7.00	7.02	67	39.00	33.00	37.80
25	7.05	7.03	7.05	68	39.48	33.62	38.30
26	7.53	7.37	7.50	69	39.95	34.23	38.80
27	8.01	7.71	7.95	70	40.42	34.85	39.31
28	8.50	8.05	8.41	71	40.89	35.46	39.81
29	8.98	8.39	8.86	72	41.36	36.08	40.31
30	9.46	8.73	9.31	73	41.84	36.69	40.81
31	9.94	9.07	9.77	74	42.31	37.31	41.31
32	10.42	9.41	10.22	75	42.78	37.92	41.81
33	10.91	9.75	10.67	76	44.21	39.19	43.20
34	11.39	10.09	11.13	77	45.63	40.45	44.60
35	11.87	10.43	11.58	78	47.06	41.72	45.99
36	12.63	11.16	12.33	79	48.48	42.98	47.38
37	13.39	11.89	13.09	80	49.91	44.25	48.78

38	14.14	12.62	13.84	81	51.34	45.52	50.17
39	14.90	13.35	14.59	82	52.76	46.79	51.57
40	15.66	14.08	15.34	83	54.19	48.05	52.96
41	16.42	14.80	16.10	84	55.61	49.32	54.36
42	17.18	15.53	16.85	85	57.04	50.59	55.75

APPENDIX D

In Appendix D, after the first table add the following heading:

APPENDIX D – CASH VALUE ACCUMULATION TEST - For Policy Dates before December 15, 2021

In Appendix D, add the following tables to the end of the section:

APPENDIX D – CASH VALUE ACCUMULATION TEST - For Policy Dates on or after December 15, 2021
(in states where approved; otherwise we apply the rate(s) in effect before December 15, 2021 regardless of Policy Date)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%
35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%

41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%
76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%

85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%

41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%

85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%
35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%
39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%

40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%
42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%
76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%
82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%

84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%
88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%